Equity (Details)	Jun. 30, 2026 shares
IfrsStatementLineItems [Line Items]
Total outstanding	4,255,762,795
Shares in treasury	183,396,969
Total capital	4,439,159,764
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total outstanding	4,255,762,783
Shares in treasury	183,396,969
Total capital	4,439,159,752
Previ [Member]
IfrsStatementLineItems [Line Items]
Total outstanding	301,831,097
Previ [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total outstanding	301,831,097
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Total outstanding	286,347,055
Mitsui Co. Ltd [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total outstanding	286,347,055
Blackrock Inc [Member]
IfrsStatementLineItems [Line Items]
Total outstanding	316,463,060
Blackrock Inc [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total outstanding	316,463,060
Capital World Investors [Member]
IfrsStatementLineItems [Line Items]
Total outstanding	227,690,911
Capital World Investors [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total outstanding	227,690,911
Shareholders With More Than 5 Of Total Capital [Member]
IfrsStatementLineItems [Line Items]
Total outstanding	1,132,332,123
Shareholders With More Than 5 Of Total Capital [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total outstanding	1,132,332,123
Free Floating [Member]
IfrsStatementLineItems [Line Items]
Total outstanding	3,123,430,660
Free Floating [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total outstanding	3,123,430,660
Golden Shares [Member]
IfrsStatementLineItems [Line Items]
Total outstanding	12
Total capital	12
Golden Shares [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Total outstanding	12